EMPLOYEE BENEFIT PLAN (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
EMPLOYEE BENEFIT PLAN
Maximum percentage of employees contribution	100.00%	100.00%
Employer contribution	$ 0	$ 0	$ 0